Exhibit 99.2

Monthly Investor Report: Verizon Master Trust - VZMT 2023-1

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

November 2025	12/22/2025	35	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A	1/20/26	01/22/2029	$891,010,000.00		4.49%			4.49%
Class B	1/20/26	01/22/2029	$68,120,000.00		4.74%			4.74%
Class C	1/20/26	01/22/2029	$40,870,000.00		4.98%			4.98%

Total			$1,000,000,000.00

Series 2023-1 Allocation % x Group One Available Funds	$68,101,073.32
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$68,101,073.32

Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$72.96	$72.96	$0.00	$0.00	$68,101,000.36
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$68,101,000.36
Asset Representations Reviewer Fee	$36.07	$36.07	$0.00	$0.00	$68,100,964.29
Supplemental ARR Fee	$144.29	$144.29	$0.00	$0.00	$68,100,820.00
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$68,099,570.00
Servicing Fee	$764,485.66	$764,485.66	$0.00	$0.00	$67,335,084.34
Class A Note Interest	$3,333,862.42	$3,333,862.42	$0.00	$0.00	$64,001,221.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,001,221.92
Class B Note Interest	$269,074.00	$269,074.00	$0.00	$0.00	$63,732,147.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$63,732,147.92
Class C Note Interest	$169,610.50	$169,610.50	$0.00	$0.00	$63,562,537.42
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$63,562,537.42
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$63,562,537.42
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$63,562,537.42
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$63,562,537.42
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$63,562,537.42
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$63,562,537.42
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$63,562,537.42
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$63,562,537.42
Class R Interest	$63,562,537.42	$63,562,537.42	$0.00	$0.00	$0.00

Total	$68,101,073.32	$68,101,073.32	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$3,333,862.42	$0.00	$0.00	$3,333,862.42
Class B	$0.00	$0.00	$269,074.00	$0.00	$0.00	$269,074.00
Class C	$0.00	$0.00	$169,610.50	$0.00	$0.00	$169,610.50

Total	$0.00	$0.00	$3,772,546.92	$0.00	$0.00	$3,772,546.92

	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$1,000.00	$3.74	$0.00	$3.74	$891,010,000.00	1.00	$891,010,000.00	1.00
Class B	$1,000.00	$3.95	$0.00	$3.95	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.15	$0.00	$4.15	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000.00	$3.77	$0.00	$3.77	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$500,000,000.00		$500,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.